Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2014	2015
	(in thousands)

Land	$14,328	14,328
Building and improvements	18,582	22,460
Machinery	41,154	42,770
Research and development equipment	25,155	25,949
Software	12,537	13,260
Office furniture and equipment	9,968	10,655
Others	23,516	24,793
	145,240	154,215
Accumulated depreciation and amortization	(89,090)	(101,373)
Prepayment for purchases of land and equipment	1,121	1,619
	$57,271	54,461

Depreciation and amortization of these assets for the years ended December 31, 2013, 2014 and 2015 were $11,400 thousand, $13,639 thousand and $13,312 thousand, respectively.